Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,456,644)	$ (3,307,709)
Adjustment to reconcile net loss to cash used in operating activities:
Stock based compensation	182,000	2,914,455
Amortization of debt discount	171,930	79,967
Loss on change in fair value of derivative liability	707,710	18,215
Loss on settlement of liabilities	(76,107)
Net change in:
Prepaid assets	88,354	2,676
Accounts payable and accrued expenses	8,832	140,588
Accounts payable - related party		(33,710)
CASH FLOWS USED IN OPERATING ACTIVITIES	(221,711)	(185,518)
CASH FLOWS FROM FINANCING ACTIVITIES:
Sale of common stock	204,000
Proceeds from convertible notes	150,000	199,000
Payments on convertible notes	(135,000)
Payments on notes payable		(3,000)
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES	219,000	196,000
NET CHANGE IN CASH	(2,711)	10,482
Cash, beginning of period	25,786	1,691
Cash, end of period	23,075	12,173
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid on interest expenses
Cash paid for income taxes
NON-CASH TRANSACTIONS
Debt discount created by derivative liability	147,180	116,686
Common stock issued with convertible notes	10,000
Common shares issued for conversion of debt and accrued interest	21,745
Extinguishment of liability related to Geosolar	379,850
Extinguishment of derivative liability due to conversion	$ 9,066